Annual Total Returns[BarChart] - Thrivent Real Estate Securities Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.83%	17.54%	2.18%	30.82%	2.75%	7.50%	5.95%	(5.30%)	27.94%	(5.35%)